UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    April 23, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               79
                                                  -----------------------

Form 13F Information Table Value Total:              161683 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        5917     55659SH               Sole        N/A       55659
ABB Ltd                         ADR        000375204         766     33637SH               Sole        N/A       33637
Agilent Technologies            Common     00846U101        2285     54453SH               Sole        N/A       54453
Apple Computer                  Common      37833100        2446      5525SH               Sole        N/A        5525
Automatic Data Processing       Common     053015103        3211     49376SH               Sole        N/A       49376
Badger Meter Inc                Common     056525108         305      5704SH               Sole        N/A        5704
Bank of Nova Scotia             Common      64149107         766     13141SH               Sole        N/A       13141
Bard CR Inc.                    Common      67383109        2476     24564SH               Sole        N/A       24564
BB&T Corporation                Common      54937107        2504     79773SH               Sole        N/A       79773
Becton Dickinson & Co           Common      75887109        3180     33260SH               Sole        N/A       33260
BHP Billiton ADR                ADR         88606108        1387     20275SH               Sole        N/A       20275
Bristow Group Inc               Common     110394103         201      3052SH               Sole        N/A        3052
Carbo Ceramics                  Common     140781105        3493     38354SH               Sole        N/A       38354
Caterpillar                     Common     149123101        2419     27812SH               Sole        N/A       27812
Cisco Systems Inc.              Common     17275R102        2432    116392SH               Sole        N/A      116392
Coach Inc                       Common     189754104        2127     42557SH               Sole        N/A       42557
Coca-Cola                       Common     191216100        3057     75588SH               Sole        N/A       75588
ConocoPhillips                  Common     20825C104        2090     34782SH               Sole        N/A       34782
Costco Wholesale Corp Del       Common     22160K105        2866     27011SH               Sole        N/A       27011
Cummins Inc                     Common     231021106         466      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3603     41903SH               Sole        N/A       41903
Dentsply International          Common     249030107        2842     66974SH               Sole        N/A       66974
DuPont                          Common     263534107        2856     58093SH               Sole        N/A       58093
Ecolab Inc.                     Common     278865100        3555     44333SH               Sole        N/A       44333
Elbit Systems Ltd               Common     M3760D101         335      7930SH               Sole        N/A        7930
Eli Lilly                       Common     532457108        2547     44845SH               Sole        N/A       44845
Emerson Electric                Common     291011104        2591     46371SH               Sole        N/A       46371
ENI S P A Sponsored Adr         ADR        26874R108         888     19791SH               Sole        N/A       19791
Exxon Mobil                     Common     30231G102        6025     66863SH               Sole        N/A       66863
Fairchild Semiconductor         Common     303726103         156     11021SH               Sole        N/A       11021
FedEX Corp                      Common     31428X106        1387     14127SH               Sole        N/A       14127
General Electric Co             Common     369604103        3864    167125SH               Sole        N/A      167125
General Mills                   Common     370334104        3406     69066SH               Sole        N/A       69066
Google Inc Class A              Common     38259P508        3024      3808SH               Sole        N/A        3808
Hasbro, Inc.                    Common     418056107        2924     66537SH               Sole        N/A       66537
Honda Motor ADR                 ADR        438128308         767     20056SH               Sole        N/A       20056
HSBC Holdings ADR               ADR        404280406        1096     20548SH               Sole        N/A       20548
Idexx Laboratories              Common     45168D104        3273     35429SH               Sole        N/A       35429
Illinois Tool Works Inc         Common     452308109        2783     45663SH               Sole        N/A       45663
Imperial Oil Ltd                Common     453038408         547     13397SH               Sole        N/A       13397
Intel                           Common     458140100        3227    147792SH               Sole        N/A      147792
Internatl Business Mach         Common     459200101        5574     26130SH               Sole        N/A       26130
J P Morgan Chase & Co Inc       Common     46625H100        2703     56945SH               Sole        N/A       56945
Johnson & Johnson               Common     478160104        5642     69206SH               Sole        N/A       69206
Laboratory CP Amer Hldgs        Common     50540R409        2535     28105SH               Sole        N/A       28105
Lowes                           Common     548661107        2485     65537SH               Sole        N/A       65537
Makita Corp ADR                 ADR        560877300         782     17681SH               Sole        N/A       17681
McCormick & Company             Common     579780206        2778     37770SH               Sole        N/A       37770
Medtronic Inc.                  Common     585055106        2665     56750SH               Sole        N/A       56750
Merck & Co Inc                  Common     58933Y105        2674     60506SH               Sole        N/A       60506
Microsoft                       Common     594918104        2611     91261SH               Sole        N/A       91261
National Fuel Gas Co            Common     636180101        2305     37570SH               Sole        N/A       37570
Novartis ADR                    ADR        66987V109        1578     22149SH               Sole        N/A       22149
Pepsico                         Common     713448108        2379     30075SH               Sole        N/A       30075
Petmed Express Inc              Common     716382106         163     12155SH               Sole        N/A       12155
Phillips                        Common     718546104        1203     17188SH               Sole        N/A       17188
Potash Corp Saskatchewan        Common     73755L107         654     16673SH               Sole        N/A       16673
Proctor & Gamble                Common     742718109        3337     43310SH               Sole        N/A       43310
Qualcomm Inc                    Common     747525103        2784     41595SH               Sole        N/A       41595
Raymond James Fincl Inc         Common     754730109         262      5688SH               Sole        N/A        5688
Royal Bank Canada PV$1          Common     780087102         767     12723SH               Sole        N/A       12723
Royal Dutch Shell PLC           Common     780259206         937     14374SH               Sole        N/A       14374
Salix Pharmaceuticals LTD       Common     795435106        2468     48226SH               Sole        N/A       48226
Sanofi Aventis Spon ADR         ADR         80105N10        1533     30009SH               Sole        N/A       30009
SAP AG ADR                      ADR        803054204         965     11977SH               Sole        N/A       11977
Schlumberger Ltd                Common     806857108        2601     34726SH               Sole        N/A       34726
Siemens A G Adr                 ADR        826197501         710      6590SH               Sole        N/A        6590
Snap On Inc                     Common     833034101         279      3371SH               Sole        N/A        3371
Sonic Corp                      Common     835451105         208     16184SH               Sole        N/A       16184
Synaptics Inc                   Common     87157D109         202      4954SH               Sole        N/A        4954
T C F Financial Corp            Common     872275102         188     12574SH               Sole        N/A       12574
Teva Pharmaceuticals            Common     881624209        1202     30285SH               Sole        N/A       30285
Total SA Sponsor ADR            ADR        89151E109         584     12165SH               Sole        N/A       12165
Toyota Motor Corp. ADR          ADR        892331307        1231     11989SH               Sole        N/A       11989
Unilever PLC NEW ADR            ADR        904767704        1389     32888SH               Sole        N/A       32888
United Parcel Service Class B   Common     911312106        1358     15811SH               Sole        N/A       15811
Vale Sa Adr                     ADR        919 12E10         547     31665SH               Sole        N/A       31665
Wal Mart Stores Inc             Common     931142103        3039     40613SH               Sole        N/A       40613
Wells Fargo & Co                Common     949746104        2740     74071SH               Sole        N/A       74071


TOTAL:  $161683 (thousands)


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